STOCK-BASED COMPENSATION - ADDITIONAL INFORMATION (DETAILS) (USD $) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Jun. 30, 2013 years	Jun. 30, 2012	Jun. 30, 2011
Key manager stock option awards granted since September 2002, life (years)	10
Key manager stock option awards granted from July 1998 through August 2002, life (years)	15
Key manager stock option awards, amount which can be received in RSUs	100.00%
Stock-based compensation expense for stock option grants	$ 249	$ 317	$ 358
Total compensation cost for restricted stock, RSUs and other stock-based grants	97	60	56
Recognized income tax benefit for these stock-based compensation arrangements	96	102	117
Weighted average grant-date fair value of options granted	$ 8.19	$ 8.05	$ 11.09
Total intrinsic value of options exercised	1,759	820	628
Total grant-date fair value of options that vested	352	435	445
Cash received from options exercised	3,294	1,735	1,237
Tax benefit realized for the tax deductions from option exercises	575	239	188
Shares of common stock authorized for issuance	180
Shares of common stock available for grant	56
Share-based Compensation Arrangement by Share-based Payment Award, Equity Instruments Other than Options, Vested in Period, Total Fair Value	51	38	30
Stock Options [Member]
Compensation cost that has not yet been recognized related to stock awards	233
Compensation cost that has not yet been recognized related to stock awards, expected to be recognized over a weighted average period, years	1.8
Restricted Stock, RSUs and PSUs [Member]
Compensation cost that has not yet been recognized related to stock awards	$ 195
Compensation cost that has not yet been recognized related to stock awards, expected to be recognized over a weighted average period, years	3.1